Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 170,572	$ 176,229,874	$ 85,174,017
Total current assets	189,546,154	196,124,892
Total non-current assets	87,231	18,828,433
Total Assets	189,633,385	214,953,325
Total current liabilities	8,708,441	13,812,907
Total non-current liabilities	2,565	1,989,282
Total Liabilities	8,711,006	15,802,189
Total Shareholders’ Equity	180,934,612	199,119,145
Total Liabilities and Equity	189,633,385	214,953,325
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	2,571	2,279	$ 2,279	$ 4,472
Intercompany receivables	184,752,062	202,627,825
Total current assets	184,754,633	202,630,104
Total non-current assets
Total Assets	184,754,633	202,630,104
Total current liabilities	3,820,021	3,510,959
Total non-current liabilities
Total Liabilities	3,820,021	3,510,959
Total Shareholders’ Equity	180,934,612	199,119,145
Total Liabilities and Equity	$ 184,754,633	$ 202,630,104